Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited)	3 Months Ended				9 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CAD ($) shares
Profit or loss [abstract]
Revenue		$ 202,058		$ 227,954		$ 873,740		$ 890,886
Cost of revenue		(129,973)		(101,088)		(418,473)		(371,252)
Gross profit		72,085		126,866		455,267		519,634
Consulting and marketing		122		1,842		1,791		8,030
Depreciation		3,086		8,799		9,220		26,637
General and admin expenses		369,697		206,386		940,445		630,269
Share-based compensation		77,148		21,389		95,464		146,581
Professional fees		1,037,833		580,175		2,514,024		909,330
Total operating expense		1,487,886		818,591		3,560,944		1,720,847
Loss before other loss		(1,415,801)		(691,725)		(3,105,677)		(1,201,213)
Other income (loss):
Foreign exchange gain (loss)		31,454		373,163		(124,560)		257,833
Finance expenses, net		(3,154)		(2,735)		(15,415)		(9,498)
Other operating expense		28,300		370,428		(139,975)		248,335
Loss before tax		(1,387,501)		(321,297)		(3,245,652)		(952,878)
Tax expense		(52,284)		(4,496)		(81,890)		(11,584)
Loss for the period		(1,439,785)		(325,793)		(3,327,542)		(964,462)
Items that may be reclassified to profit or loss
Remeasurement of a defined benefit plan, net		885		1,537		2,741		4,653
Exchange differences on translation of foreign operations		(5,668)		13,838		(42,760)		(11,022)
Other comprehensive income (loss) for the period		(4,783)		15,375		(40,019)		(6,369)
Total comprehensive loss		$ (1,444,568)		$ (310,418)		$ (3,367,561)		$ (970,831)
Loss per share basic | $ / shares	$ (0.04)		$ (0.01)		$ (0.09)		$ (0.03)
Loss per share diluted | $ / shares	$ (0.04)		$ (0.01)		$ (0.09)		$ (0.03)
Weighted average shares outstanding basic | shares		39,285,352		30,380,431		38,364,061		29,839,934
Weighted average shares outstanding diluted | shares		39,285,352		30,380,431		38,364,061		29,839,934